Effect of Derivative Instruments on Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 12,101	$ (3,991)	$ 11,904	$ (5,293)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904	(5,293)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,932	4,944	(8,477)	(10,495)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	23	(23)	26	(33)
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	12,101	(3,991)
Interest Rate Contract [Member] | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,932	4,944	(8,477)	(10,495)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	23	(23)	26	(33)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	10	(9)	(3)	(33)
Not Designated as Hedging Instrument [Member] | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ (3)	$ (33)